Schedule of Revenue Related Party (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Related Party Balances And Transactions Schedule Of Revenue Related Party 1	$ 860,156
Related Party Balances And Transactions Schedule Of Revenue Related Party 2	14,334
Related Party Balances And Transactions Schedule Of Revenue Related Party 3	630,975
Related Party Balances And Transactions Schedule Of Revenue Related Party 4	(299,295)
Related Party Balances And Transactions Schedule Of Revenue Related Party 5	0
Related Party Balances And Transactions Schedule Of Revenue Related Party 6	(247,892)
Related Party Balances And Transactions Schedule Of Revenue Related Party 7	560,861
Related Party Balances And Transactions Schedule Of Revenue Related Party 8	14,334
Related Party Balances And Transactions Schedule Of Revenue Related Party 9	$ 383,083